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[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS SERIES TRUST
TACTICAL ALLOCATION PORTFOLIO

SEMIANNUAL REPORT

JUNE 30, 2002

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UBS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

DEAR CONTRACT OWNER,

We present you with the semiannual report for UBS Series Trust--Tactical Allocation Portfolio for the six months ended June 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

UBS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.


PORTFOLIO MANAGER:

T. Kirkham Barneby

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

September 28, 1998 (Class H)
January 5, 1999 (Class I)

DIVIDEND PAYMENTS:

Annually

                                        1
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HOW THE PORTFOLIO WORKS

The Portfolio attempts to provide total return over the long term, with less volatility than the S&P 500 Index over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). We use the Model to determine the Portfolio's exposure to an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills). The Portfolio moves away from stocks and into bonds when the Model signals a potential stock market downturn. It moves into stocks when the Model anticipates the potential for stock market appreciation.

Q&A WITH PORTFOLIO MANAGER T. KIRKHAM BARNEBY

Q. HOW DID THE PORTFOLIO PERFORM DURING THE SIX MONTH REPORTING PERIOD ENDED JUNE 30, 2002?

A. It was a very difficult environment for equity investors as the S&P 500 Index declined 13.16% in the first half of the year. Throughout the period, the Model dictated a 100% allocation to equities (please refer to "How the Portfolio Works"). As intended, when the Portfolio is fully invested, the strategy, before fees and expenses, tracked the market. During the six months ended June 30, 2002, the Portfolio's Class H shares declined 13.50%.

Q. GIVEN THE PERFORMANCE OF THE EQUITY MARKETS, HOW WOULD YOU ASSESS YOUR STRATEGY OF MAINTAINING A 100% ALLOCATION TO STOCKS?

A. We determine the Portfolio's allocation to equities based on identifying where we are in the economic cycle. To do this, we study three variables: the current level of equity market prices, the risk-free hurdle rate as represented by the yield on short-term Treasury securities, and the outlook for earnings and dividend growth. Once we know where we are in the economic cycle, we can determine where we are in the equity cycle. Based on an analysis of the variables, within the framework provided by the model, the Equity Risk Premium ("ERP") indicated a 100% allocation to equities. In fact, the market's recent price action has led to very high readings for the ERP, indicating an oversold market which has so far failed to "price in" the economy's expected recovery. Given the Model's recommendation, it is now time to emphasize equities. History has shown that if investors are not in the market during the early stages of a recovery, they can miss out on significant gains over the course of the cycle. Unfortunately, there were a number of unforeseen factors that adversely affected the performance of equities, and, subsequently, the Portfolio.

                                        2
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Q. WHAT WERE SOME OF THE FACTORS THAT LED TO THE POOR PERFORMANCE BY EQUITIES?

A. There were a number of issues contributing to the decline. Ongoing threats of terrorism and turmoil in the Middle East continued to shake investor confidence. In addition, skepticism grew over the validity of corporate accounting figures in light of the scandal at Enron. Other firms suffered as well, as their own accounting practices were suspect or because they pursued aggressive acquisition strategies. Examples of such firms included General Electric, IBM, Cisco, Tyco International Waste Management, Cigna and Computer Associates.

Q. COULD YOU DESCRIBE THE ECONOMIC SITUATION IN RECENT MONTHS?

A. Given the recession that began in March 2001 and the tragic events of September 11, it was widely assumed that an economic rebound would not occur during the near term. However, consumer spending quickly resumed after the attacks and U.S. gross domestic product (GDP) rose a surprising 2.7% during the fourth quarter of 2001. This upward trend continued during the first quarter of 2002 as GDP accelerated at a 5.0% rate. While growth appeared to slow in the second quarter, with GDP coming in at 1.1%, much of the slowdown was attributable to an extraordinary increase in imports that occurred in response to concerns over a potential dockworkers strike.

Q. GIVEN THE VOLATILITY WE'VE SEEN IN THE FINANCIAL MARKETS, COULD YOU EXPLAIN HOW THE PORTFOLIO CAN HELP INVESTORS MEET THEIR LONG-TERM GOALS?

A. The idea behind the Tactical Allocation Portfolio is to provide value over the course of full economic cycles by moving the Portfolio away from the equity market and into safe harbor assets, either entirely or in part, when our Model indicates that equities may be headed for a rough period. When the Model suggests that equity performance may improve, as was the case during the reporting period, we generally shift more assets (and at times, like the current market environment, all assets) into equities. While a traditional equity fund may stay fully invested in stocks--whether or not they are performing well or are expected to perform well--the Tactical Allocation Portfolio will allocate assets among stocks and bonds or cash as market conditions warrant in accordance with the Model's recommendations. By making these shifts among asset classes, the Portfolio attempts to reduce volatility, but at the same time provide total return over the long term.

                                        3
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PORTFOLIO REVIEW
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/02

                                               6 MONTHS    1 YEAR   INCEPTION#
--------------------------------------------------------------------------------
Class H                                          -13.50%   -18.62%      2.59%
Class I                                          -13.61    -18.79      -3.72
S&P 500 Index                                    -13.16    -17.99       2.12
--------------------------------------------------------------------------------

# Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of nearest month-end of inception of oldest share class: September 30, 1998.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO STATISTICS

CHARACTERISTICS*                         6/30/02                                    12/31/01
---------------------------------------------------------------------------------------------
Equities                                   100.1%                                      100.1%
Liabilities in Excess of Other Assets       -0.1%                                       -0.1%
Number of Holdings                           467                                         469
Equity Risk Premium#                        9.48%                                       8.73%
Bond Risk Premium#                          2.09%                                       2.17%
---------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*                        6/30/02
-------------------------------------------------
Microsoft                                    3.3%
General Electric                             3.2
Exxon Mobil                                  3.1
Wal-Mart Stores                              2.7
Pfizer                                       2.4
Citigroup                                    2.2
American International Group                 2.0
Johnson & Johnson                            1.7
Coca-Cola                                    1.5
IBM                                          1.4
TOTAL                                       23.5%
-------------------------------------------------

                                        12/31/01
-------------------------------------------------
General Electric                             3.8%
Microsoft                                    3.4
Exxon Mobil                                  2.6
Citigroup                                    2.5
Wal-Mart Stores                              2.4
Pfizer                                       2.4
Intel                                        2.0
IBM                                          2.0
American International Group                 2.0
Johnson & Johnson                            1.7
TOTAL                                       24.8%
-------------------------------------------------

TOP FIVE SECTORS*                        6/30/02
-------------------------------------------------
Financials                                  19.8%
Information Technology                      13.9
Health Care                                 13.7
Consumer Discretionary                      13.7
Industrials                                 11.0
TOTAL                                       72.1%
-------------------------------------------------

                                        12/31/01
-------------------------------------------------
Financials                                  17.8%
Information Technology                      17.6
Health Care                                 14.4
Consumer Discretionary                      13.2
Utilities                                   11.3
TOTAL                                       74.3%
-------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index, and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.

# The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 6/30/02 column are the numbers that were run on 7/1/02; the ERP and BRP percentages in the 12/31/01 column are the numbers that were run on 1/2/02.

                                        4
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WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND STOCK MARKET?

Based on the Model, we believe that the U.S. equity market is significantly oversold or undervalued, and presents investors with a buying opportunity. Using history as a guide, we believe the markets will likely at some point price in the recovery and respond in a positive fashion. We feel that this positive response will be bolstered as the economy's rebound continues. Over the longer term, it's likely that equities will remain a solid performing asset class compared to cash and bonds from a return perspective.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(1) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT
UBS Series Trust--Tactical Allocation Portfolio
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ T. Kirkham Barneby

T. Kirkham Barneby
PORTFOLIO MANAGER
UBS Series Trust--Tactical Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended June 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

                                        5
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PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002 (UNAUDITED)

COMMON STOCKS--100.10%

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.10%

Boeing Co.                                                8,700     $    391,500
General Dynamics Corp.                                    2,100          223,335
Goodrich Corp.                                            1,200           32,784
Honeywell International, Inc.                             8,500          299,455
Lockheed Martin Corp.                                     4,700          326,650
Northrop Grumman Corp.                                    1,200          150,000
Raytheon Co.                                              4,200          171,150
Rockwell Collins, Inc.                                    2,000           54,840
United Technologies Corp.                                 4,900          332,710
                                                                       1,982,424
--------------------------------------------------------------------------------
AIRLINES--0.19%

AMR Corp.*                                                1,700           28,662
Delta Air Lines, Inc.                                     1,400           28,000
Southwest Airlines Co.                                    7,900          127,664
                                                                         184,326
--------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.17%

Fedex Corp.                                               3,100          165,540
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.35%

Dana Corp.                                                1,700           31,501
Delphi Automotive Systems Corp.                           6,100           80,520
Goodyear Tire & Rubber Co.                                1,900           35,549
Johnson Controls, Inc.                                    1,000           81,610
Trw, Inc.                                                 1,400           79,772
Visteon Corp.                                             1,700           24,140
                                                                         333,092
--------------------------------------------------------------------------------
AUTOMOBILES--0.66%

Ford Motor Co.                                           19,000          304,000
General Motors Corp.                                      5,900          315,355
                                                                         619,355
--------------------------------------------------------------------------------
BANKS--7.38%

AmSouth Bancorp.                                          3,900           87,282
Bank of America Corp.                                    15,900        1,118,724
Bank of New York Co., Inc.                                7,500          253,125
Bank One Corp.                                           12,200          469,456
BB&T Corp.                                                5,000          193,000
Charter One Financial, Inc.                               2,400     $     82,512
Comerica, Inc.                                            1,900          116,660
Fifth Third Bancorp                                       6,100          406,565
First Tennessee National Corp.                            1,400           53,620
FleetBoston Financial Corp.                              10,900          352,615
Golden West Financial Corp.                               1,600          110,048
Huntington Bancshares, Inc.                               2,800           54,376
Keycorp                                                   4,600          125,580
Marshall & Ilsley Corp.                                   2,300           71,139
Mellon Financial Corp.                                    4,600          144,578
National City Corp.                                       6,400          212,800
Northern Trust Corp.                                      2,300          101,338
PNC Financial Services Group                              3,000          156,840
Regions Financial Corp.                                   2,500           87,875
Southtrust Corp.                                          3,700           96,644
SunTrust Banks, Inc.                                      3,000          203,160
Synovus Financial Corp.                                   3,200           88,064
U.S. Bancorp                                             19,800          462,330
Union Planters Corp.                                      2,200           71,214
Wachovia Corp.                                           14,200          542,156
Washington Mutual, Inc.                                  10,100          374,811
Wells Fargo & Co.                                        17,600          881,056
Zions Bancorp                                             1,000           52,100
                                                                       6,969,668
--------------------------------------------------------------------------------
BEVERAGES--3.21%

Anheuser-Busch Cos., Inc.                                 9,100          455,000
Brown-Forman Corp., Class B                                 800           55,200
Coca-Cola Co.                                            25,700        1,439,200
Coca-Cola Enterprises, Inc.(1)                            4,700          103,776
Pepsi Bottling Group, Inc.                                3,000           92,400
PepsiCo, Inc.                                            18,300          882,060
                                                                       3,027,636
--------------------------------------------------------------------------------

                                        6

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.88%
Amgen, Inc.*                                             10,800     $    452,304
Biogen, Inc.*                                             1,600           66,288
Chiron Corp.*                                             2,000           70,700
Genzyme Corp.*                                            2,300           44,252
Immunex Corp.*                                            5,800          129,572
Medimmune, Inc.*                                          2,700           71,280
                                                                         834,396
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.21%

American Standard Cos., Inc.*                               800           60,080
Masco Corp.                                               5,100          138,261
                                                                         198,341
--------------------------------------------------------------------------------
CHEMICALS--1.54%

Air Products & Chemicals, Inc.                            2,400          121,128
Dow Chemical Co.                                          9,500          326,610
DuPont (E.I.) de Nemours & Co.                           10,400          461,760
Eastman Chemical Co.                                      1,000           46,900
Ecolab, Inc.                                              1,400           64,722
Engelhard Corp.                                           1,500           42,480
International Flavors & Fragrances, Inc.                  1,100           35,739
PPG Industries, Inc.                                      1,800          111,420
Praxair, Inc.                                             1,800          102,546
Rohm & Haas Co.                                           2,400           97,176
Sigma-Aldrich Corp.                                         900           45,135
                                                                       1,455,616
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.04%

Allied Waste Industries, Inc.*                            2,100           20,160
Apollo Group, Inc., Class A*                              1,800           70,956
Automatic Data Processing, Inc.                           6,400          278,720
Avery Dennison Corp.                                      1,200           75,300
Cendant Corp.*                                           10,900          173,092
Cintas Corp.                                              1,800           88,974
Concord EFS, Inc.*                                        5,300          159,742
Convergys Corp.*                                          1,900     $     37,012
Donnelley, R. R. & Sons Co.                               1,400           38,570
Equifax, Inc.                                             1,600           43,200
First Data Corp.                                          7,900          293,880
Fiserv, Inc.*                                             2,000           73,420
H&R Block, Inc.                                           1,900           87,685
Paychex, Inc.                                             3,900          122,031
Pitney Bowes, Inc.                                        2,600          103,272
Robert Half International, Inc.*                          2,000           46,600
Sabre Holdings Corp.*                                     1,500           53,700
Waste Management, Inc.                                    6,300          164,115
                                                                       1,930,429
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.06%

ADC Telecommunications, Inc.*                             9,100           20,839
Avaya, Inc.*                                              4,000           19,800
Ciena Corp.*                                              3,800           15,922
Cisco Systems, Inc.*                                     76,000        1,060,200
Comverse Technology, Inc.*                                2,100           19,446
Corning, Inc.                                            10,300           36,565
JDS Uniphase Corp.*                                      14,600           38,982
Lucent Technologies, Inc.                                36,200           60,092
Motorola, Inc.                                           23,700          341,754
Nortel Networks Corp.                                    40,800           59,160
Qualcomm, Inc.*                                           8,000          219,920
Scientific-Atlanta, Inc.                                  1,700           27,965
Tellabs, Inc.*                                            4,500           27,900
                                                                       1,948,545
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.23%

Apple Computer, Inc.*                                     3,800           67,336
Dell Computer Corp.*                                     27,000          705,780
EMC Corp.                                                23,200          175,160
Gateway, Inc.*                                            3,800           16,872
Hewlett-Packard Co.                                      31,400          479,792
International Business Machines Corp.                    17,800        1,281,600
--------------------------------------------------------------------------------

                                        7

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
Lexmark International Group, Inc.*                        1,400     $     76,160
NCR Corp.*                                                1,100           38,060
Network Appliance, Inc.*                                  3,500           43,540
Sun Microsystems, Inc.*                                  33,900          169,839
                                                                       3,054,139
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.04%

Fluor Corp.                                                 900           35,055
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.05%

Vulcan Materials Co.                                      1,100           48,180
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.15%

Ball Corp.                                                  600           24,888
Pactiv Corp.*                                             1,900           45,220
Sealed Air Corp.*                                           900           36,243
Temple-Inland, Inc.                                         600           34,716
                                                                         141,067
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--7.54%

Ambac Financial Group, Inc.                               1,100           73,920
American Express Co.                                     13,800          501,216
Bear Stearns Co., Inc.                                    1,100           67,320
Capital One Financial Corp.                               2,300          140,415
Charles Schwab Corp.                                     14,300          160,160
Citigroup, Inc.                                          53,300        2,065,375
Countrywide Credit Industries, Inc.                       1,300           62,725
Federal Home Loan Mortgage Corp.                          7,200          440,640
Federal National Mortgage Association                    10,400          767,000
Franklin Resources, Inc.                                  2,700          115,128
Household International, Inc.                             4,700          233,590
J.P. Morgan Chase & Co.                                  20,600          698,752
Lehman Brothers Holdings, Inc.                            2,500          156,300
MBNA Corp.                                                8,800          291,016
Merrill Lynch & Co., Inc.                                 9,000          364,500
Moody's Corp.                                             1,600     $     79,600
Morgan Stanley Dean Witter & CO.                         11,400          491,112
Providian Financial Corp.                                 3,300           19,404
SLM Corp.                                                 1,600          155,040
State Street Corp.                                        3,400          151,980
Stilwell Financial, Inc.                                  2,400           43,680
T.Rowe Price Group, Inc.                                  1,300           42,744
                                                                       7,121,617
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.81%

ALLTEL Corp.                                              3,200          150,400
AT&T Corp.                                               39,600          423,720
BellSouth Corp.                                          19,400          611,100
CenturyTel, Inc.                                          1,500           44,250
Citizens Communications Co.*                              3,300           27,588
Qwest Communications International, Inc.                 17,800           49,840
SBC Communications, Inc.                                 34,700        1,058,350
Sprint Corp.                                              9,400           99,734
Verizon Communications                                   28,200        1,132,230
                                                                       3,597,212
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.29%

Allegheny Energy, Inc.                                    1,400           36,050
Ameren Corp.                                              1,600           68,816
American Electric Power Co., Inc.                         3,600          144,072
Cinergy Corp.                                             1,900           68,381
Consolidated Edison, Inc.                                 2,300           96,025
Constellation Energy Group, Inc.                          1,800           52,812
Dominion Resources, Inc.                                  2,900          191,980
DTE Energy Co.                                            1,800           80,352
Edison International, Inc.                                3,500           59,500
Entergy Corp.                                             2,400          101,856
Exelon Corp.                                              3,400          177,820
FirstEnergy Corp.                                         3,200          106,816
FPL Group, Inc.                                           1,900          113,981

                                        8

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
National Grid Group PLC, ADR                                  1     $         35
PG&E Corp.                                                4,200           75,138
PPL Corp.                                                 1,600           52,928
Progress Energy, Inc.*(2)                                 2,800          119,623
Public Service Enterprise Group, Inc.                     2,200           95,260
Reliant Energy, Inc.                                      3,300           55,770
Southern Co.                                              7,400          202,760
TECO Energy, Inc.                                         1,800           44,550
TXU Corp.                                                 2,800          144,340
Xcel Energy, Inc.                                         4,300           72,111
                                                                       2,160,976
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.44%

American Power Conversion Corp.*                          2,200           27,786
Cooper Industries Ltd., Class A*                          1,100           43,230
Emerson Electric Co.                                      4,400          235,444
Molex, Inc.                                               2,100           70,413
Rockwell Automation, Inc.                                 2,100           41,958
                                                                         418,831
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.40%

Agilent Technologies, Inc.*                               4,900          115,885
Jabil Circuit, Inc.*                                      2,100           44,331
PerkinElmer, Inc.                                         1,400           15,470
Sanmina-SCI Corp.*                                        5,600           35,336
Solectron Corp.*                                          8,700           53,505
Symbol Technologies, Inc.                                 2,600           22,100
Tektronix, Inc.*                                          1,100           20,581
Thermo Electron Corp.                                     1,900           31,350
Waters Corp.*                                             1,400           37,380
                                                                         375,938
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.80%

Baker Hughes, Inc.                                        3,500          116,515
BJ Services Co.*                                          1,600           54,208
Halliburton Co.                                           4,600           73,324
Nabors Industries, Ltd.*                                  1,500           52,950
Noble Corp.*                                              1,400           54,040
Rowens Cos., Inc.                                         1,100     $     23,595
Schlumberger Ltd.                                         6,000          279,000
Transocean Sedco Forex, Inc.                              3,300          102,795
                                                                         756,427
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.30%

Albertson's, Inc.                                         4,200          127,932
CVS Corp.                                                 4,100          125,460
Kroger Co.*                                               8,300          165,170
Safeway, Inc.*                                            5,000          145,950
SUPERVALU, Inc.                                           1,500           36,795
Sysco Corp.                                               6,900          187,818
Walgreen Co.                                             10,600          409,478
Winn Dixie Stores, Inc.                                   1,600           24,944
                                                                       1,223,547
--------------------------------------------------------------------------------

FOOD PRODUCTS--1.72%

Archer-Daniels-Midland Co.                                7,000           89,530
Campbell Soup Co.                                         4,400          121,704
ConAgra Foods, Inc.                                       5,700          157,605
General Mills, Inc.                                       3,800          167,504
Heinz, H.J. Co.                                           3,700          152,070
Hershey Foods Corp.                                       1,500           93,750
Kellogg Co.                                               4,300          154,198
Sara Lee Corp.                                            8,300          171,312
Unilever N.V.                                             5,900          382,320
Wrigley Wm. Jr. Co.                                       2,400          132,840
                                                                       1,622,833
--------------------------------------------------------------------------------
GAS UTILITIES--0.35%

El Paso Corp.                                             5,600          115,416
KeySpan Corp.                                             1,600           60,240
Kinder Morgan, Inc.                                       1,300           49,426
NiSource, Inc.                                            2,300           50,209
Sempra Energy                                             2,300           50,899
                                                                         326,190
--------------------------------------------------------------------------------

                                        9

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.65%

Applera Corp.--Applied Biosystems Group                   2,300     $     44,827
Bausch & Lomb, Inc.                                         600           20,310
Baxter International, Inc.                                6,300          280,035
Becton, Dickinson and Co.                                 2,700           93,015
Biomet, Inc.                                              2,800           75,936
Boston Scientific Corp.*                                  4,200          123,144
C.R. Bard, Inc.                                             600           33,948
Guidant Corp.*                                            3,200           96,736
Medtronic, Inc.                                          12,600          539,910
St. Jude Medical, Inc.*                                     900           66,465
Stryker Corp.                                             2,100          112,371
Zimmer Holdings, Inc.*                                    2,100           74,886
                                                                       1,561,583
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.91%

Aetna, Inc.                                               1,500           71,955
AmerisourceBergen Corp.                                   1,100           83,600
Cardinal Health, Inc.                                     4,700          288,627
CIGNA Corp.                                               1,400          136,388
HCA, Inc.                                                 5,300          251,750
Health Management Associates, Inc., Class A*              2,600           52,390
HEALTHSOUTH Corp.*                                        4,200           53,718
Humana, Inc.*                                             1,900           29,697
IMS Health, Inc.                                          3,100           55,645
Manor Care, Inc.*                                         1,100           25,300
McKesson Corp.                                            3,000           98,100
Tenet Healthcare Corp.*                                   3,400          243,270
UnitedHealth Group, Inc.                                  3,200          292,960
Wellpoint Health Networks, Inc.*                          1,500          116,715
                                                                       1,800,115
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.23%

Carnival Corp.                                            6,100     $    168,909
Darden Restaurants, Inc.                                  1,800           44,460
Harrah's Entertainment, Inc.*                             1,200           53,220
Hilton Hotels Corp.                                       4,000           55,600
International Game Technology*                            1,000           56,700
Marriott International, Inc.                              2,600           98,930
McDonald's Corp.                                         13,100          372,695
Starbucks Corp.*                                          4,000           99,400
Starwood Hotels & Resorts Worldwide, Inc., Class B        2,200           72,358
Wendy's International, Inc.                               1,200           47,796
Yum! Brands, Inc.*                                        3,100           90,675
                                                                       1,160,743
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.56%

Black & Decker Corp.                                        900           43,380
Centex Corp.                                                700           40,453
Fortune Brands, Inc.                                      1,700           95,200
KB Home                                                     600           30,906
Leggett & Platt, Inc.                                     2,200           51,480
Maytag Corp.                                                900           38,385
Newell Rubbermaid, Inc.                                   2,800           98,168
Pulte Homes, Inc.                                           700           40,236
Stanley Works                                             1,000           41,010
Whirlpool Corp.                                             800           52,288
                                                                         531,506
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.04%

Clorox Co.                                                2,400           99,240
Colgate-Palmolive Co.                                     5,700          285,285
Kimberly-Clark Corp.                                      5,400          334,800
Procter & Gamble Co.                                     13,500        1,205,550
                                                                       1,924,875
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.06%

3M Co.                                                    4,000          492,000
General Electric Co.                                    103,100        2,995,055
Textron, Inc.                                             1,500           70,350

                                       10

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
Tyco International Ltd.                                  20,800     $    281,008
                                                                       3,838,413
--------------------------------------------------------------------------------
INSURANCE--4.60%

ACE Ltd.                                                  2,700           85,320
AFLAC, Inc.                                               5,400          172,800
Allstate Corp.                                            7,400          273,652
American International Group, Inc.                       27,100        1,849,033
AON Corp.                                                 2,900           85,492
Chubb Corp.                                               1,800          127,440
Cincinnati Financial Corp.                                1,700           79,101
Hartford Financial Services Group, Inc.                   2,600          154,622
Jefferson-Pilot Corp.                                     1,600           75,200
John Hancock Financial Services, Inc.                     3,100          109,120
Lincoln National Corp.                                    2,000           84,000
Loews Corp.                                               2,000          105,980
Marsh & McLennan Cos., Inc.                               2,800          270,480
MBIA, Inc.                                                1,500           84,795
Metlife, Inc.                                             7,300          210,240
MGIC Investment Corp.                                     1,100           74,580
Progressive Corp.                                         2,300          133,055
SAFECO Corp.                                              1,500           46,335
ST. Paul Cos., Inc.                                       2,200           85,624
Torchmark Corp.                                           1,300           49,660
Unum Provident Corp.                                      2,600           66,170
XL Capital Ltd., Class A                                  1,400          118,580
                                                                       4,341,279
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.10%

Yahoo!, Inc.*                                             6,200           91,512
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.32%

Computer Sciences Corp.*                                  1,800           86,040
Electronic Data Systems Corp.                             5,000          185,750
Unisys Corp.*                                             3,600           32,400
                                                                         304,190
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.43%

Brunswick Corp.                                           1,100     $     30,800
Eastman Kodak Co.                                         3,100           90,427
Harley-Davidson, Inc.                                     3,100          158,937
Hasbro, Inc.                                              2,000           27,120
Mattel, Inc.                                              4,600           96,968
                                                                         404,252
--------------------------------------------------------------------------------
MACHINERY--1.15%

Caterpillar, Inc.                                         3,600          176,220
Danaher Corp.                                             1,600          106,160
Deere & Co.                                               2,500          119,750
Dover Corp.                                               2,200           77,000
Eaton Corp.                                                 800           58,200
Illinois Tool Works, Inc.                                 3,200          218,560
Ingersoll-Rand Co., Class A                               1,800           82,188
ITT Industries, Inc.                                      1,000           70,600
Navistar International Corp.                                700           22,400
PACCAR, Inc.                                              1,300           57,707
Pall Corp.                                                1,500           31,125
Parker-Hannifin Corp.                                     1,300           62,127
                                                                       1,082,037
--------------------------------------------------------------------------------
MEDIA--3.51%

AOL Time Warner, Inc.*                                   46,200          679,602
Clear Channel Communications*                             6,400          204,928
Comcast Corp., Class A*                                   9,900          236,016
Disney, Walt Co.                                         21,300          402,570
Dow Jones & Co., Inc.                                     1,000           48,450
Gannett Co., Inc.                                         2,900          220,110
Interpublic Group Cos., Inc.                              4,000           99,040
Knight-Ridder, Inc.                                       1,000           62,950
McGraw-Hill Cos., Inc.                                    2,100          125,370
New York Times Co., Class A                               1,700           87,550
Omnicom Group, Inc.                                       1,900           87,020
Tmp Worldwide, Inc.*                                      1,200           25,800
Tribune Co.                                               3,300          143,550

                                       11

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
Univision Communications, Inc., Class A*                  2,500     $     78,500
Viacom, Inc., Class B*                                   18,400          816,408
                                                                       3,317,864
--------------------------------------------------------------------------------
METALS & MINING--0.94%

Alcan, Inc.                                               3,500          131,320
Alcoa, Inc.                                               8,900          295,035
Barrick Gold Corp.                                        5,700          108,243
Freeport-McMoRan Copper & Gold,Inc., Class B*             1,600           28,560
Inco Ltd.*                                                2,100           47,544
Newmont Mining Corp.(Holding Co.)                         4,100          107,953
Nucor Corp.                                                 900           58,536
Phelps Dodge Corp.                                        1,000           41,200
Placer Dome, Inc.                                         3,600           40,356
United States Steel Corp.                                 1,300           25,857
                                                                         884,604
--------------------------------------------------------------------------------
MULTI-LINE RETAIL--4.20%

Big Lots, Inc.*                                           1,300           25,584
Costco Wholesale Corp.*                                   4,700          181,514
Dillard's, Inc., Class A                                    900           23,661
Dollar General Corp.                                      3,500           66,605
Family Dollar Stores, Inc.                                1,900           66,975
Federated Department Stores, Inc.*                        2,100           83,370
J.C. Penney Co., Inc. (Holding Co.)                       2,900           63,858
Kohl's Corp.*                                             3,500          245,280
May Department Stores Co.                                 3,100          102,083
Nordstrom, Inc.                                           1,400           31,710
Sears, Roebuck & Co.                                      3,300          179,190
Target Corp.                                              9,400          358,140
Wal-Mart Stores, Inc.                                    46,100        2,535,961
                                                                       3,963,931
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.44%

AES Corp.*                                                5,900           31,978
Calpine Corp.*                                            4,000     $     28,120
Duke Energy Corp.                                         8,600          267,460
Dynegy, Inc., Class A                                     3,900           28,080
Mirant Corp.*                                             4,300           31,390
Williams Cos., Inc.                                       5,600           33,544
                                                                         420,572
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.06%

Xerox Corp.(1)                                            7,700           53,669
--------------------------------------------------------------------------------
OIL & GAS--6.79%

Amerada Hess Corp.                                        1,000           82,500
Anadarko Petroleum Corp.                                  2,600          128,180
Apache Corp.                                              1,500           86,220
Burlington Resources, Inc.                                2,100           79,800
ChevronTexaco Corp.(1)                                   11,100          982,350
Conoco, Inc.                                              6,600          183,480
Devon Energy Corp.                                        1,600           78,848
EOG Resources, Inc.                                       1,300           51,610
Exxon Mobil Corp.                                        70,300        2,876,676
Kerr-McGee Corp.                                          1,100           58,905
Marathon Oil Corp.                                        3,400           92,208
Occidental Petroleum Corp.                                4,000          119,960
Phillips Petroleum Co.                                    4,000          235,520
Royal Dutch Petroleum Co., Adr                           22,000        1,215,940
Sunoco, Inc.                                              1,000           35,630
Unocal Corp.                                              2,700           99,738
                                                                       6,407,565
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.55%

Georgia-Pacific Corp.                                     2,500           61,450
International Paper Co.                                   5,200          226,616
MeadWestvaco Corp.                                        2,200           73,832
Weyerhaeuser Co.                                          2,400          153,240
                                                                         515,138
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.57%

Alberto-Culver Co., Class B                                 700           33,460
Avon Products, Inc.                                       2,500          130,600
Gillette Co.                                             11,000          372,570
                                                                         536,630
--------------------------------------------------------------------------------

                                       12

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--9.30%

Abbott Laboratories                                      16,200     $    609,930
Allergan, Inc.                                            1,400           93,450
Bristol-Myers Squibb Co.                                 20,200          519,140
Eli Lilly & Co.                                          11,700          659,880
Forest Laboratories, Inc.*                                1,900          134,520
Johnson & Johnson                                        31,200        1,630,512
King Pharmaceuticals, Inc.*                               2,600           57,850
Merck & Co., Inc.                                        23,500        1,190,040
Pfizer, Inc.                                             64,800        2,268,000
Pharmacia Corp.                                          13,400          501,830
Schering-Plough Corp.                                    15,300          376,380
Watson Pharmaceuticals, Inc.*                             1,200           30,324
Wyeth                                                    13,800          706,560
                                                                       8,778,416
--------------------------------------------------------------------------------
REAL ESTATE--0.32%

Equity Office Properties Trust                            4,600          138,460
Equity Residential Properties Trust                       3,100           89,125
Plum Creek Timber Co., Inc.                               2,300           70,610
                                                                         298,195
--------------------------------------------------------------------------------
ROAD & RAIL--0.49%

Burlington Northern Santa Fe Corp.                        4,000          120,000
CSX Corp.                                                 2,300           80,615
Norfolk Southern Corp.                                    4,100           95,858
Union Pacific Corp.                                       2,600          164,528
                                                                         461,001
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.27%

Advanced Micro Devices, Inc.*                             3,700           35,964
Altera Corp.*                                             4,100           55,760
Analog Devices, Inc.*                                     3,800          112,860
Applied Materials, Inc.*                                 17,000          323,340
Applied Micro Circuits Corp.*                             3,400           16,082
Broadcom Corp., Class A*                                  2,800     $     49,112
Intel Corp.                                              69,400        1,267,938
KLA-Tencor Corp.*                                         2,000           87,980
Linear Technology Corp.                                   3,300          103,719
LSI Logic Corp.*                                          4,000           35,000
Maxim Integrated Products, Inc.*                          3,400          130,322
Micron Technology, Inc.*                                  6,300          127,386
National Semiconductor Corp.*                             1,900           55,423
Novellus Systems, Inc.*                                   1,500           51,000
NVIDIA Corp.*                                             1,600           27,488
PMC-Sierra, Inc.*                                         1,800           16,686
QLogic Corp.*                                             1,000           38,100
Teradyne, Inc.*                                           1,900           44,650
Texas Instruments, Inc.                                  18,000          426,600
Xilinx, Inc.*                                             3,500           78,505
                                                                       3,083,915
--------------------------------------------------------------------------------
SOFTWARE--4.48%

Adobe Systems, Inc.                                       2,500           71,250
Autodesk, Inc.                                            1,300           17,225
BMC Software, Inc.*                                       2,600           43,160
Citrix Systems, Inc.*                                     2,100           12,684
Computer Associates International, Inc.                   6,100           96,929
Compuware Corp.*                                          4,100           24,887
Intuit, Inc.*                                             2,200          109,384
Mercury Interactive Corp.*                                  900           20,664
Microsoft Corp.*                                         56,200        3,074,140
Oracle Corp.*                                            57,100          540,737
PeopleSoft, Inc.*                                         3,300           49,104
Rational Software Corp.*                                  2,100           17,241
Siebel Systems, Inc.*                                     5,000           71,100
Veritas Software Co.*                                     4,300           85,097
                                                                       4,233,602
--------------------------------------------------------------------------------

                                       13

SECURITY DESCRIPTION                                     SHARES     MARKET VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.45%

AutoZone, Inc.*                                           1,100     $     85,030
Bed, Bath & Beyond, Inc.*                                 3,000          113,220
Best Buy Co., Inc.*                                       3,300          119,790
Circuit City Stores - Circuit City Group                  2,200           41,250
Gap, Inc.                                                 9,000          127,800
Home Depot, Inc.                                         24,400          896,212
Limited Brands                                            5,400          115,020
Lowe's Cos., Inc.                                         8,000          363,200
Office Depot, Inc.*                                       3,200           53,760
RadioShack Corp.                                          1,800           54,108
Sherwin-Williams Co.                                      1,700           50,881
Staples, Inc.*                                            4,900           96,530
Tiffany & Co.                                             1,500           52,800
TJX Cos., Inc.                                            5,500          107,855
Toys "R" Us, Inc.*                                        2,300           40,181
                                                                       2,317,637
--------------------------------------------------------------------------------
TEXTILES & APPAREL--0.31%

Jones Apparel Group, Inc.*                                1,400           52,500
Liz Claiborne, Inc.                                       1,200           38,160
Nike, Inc., Class B                                       2,800          150,220
V. F. Corp.                                               1,300           50,973
                                                                         291,853
--------------------------------------------------------------------------------
TOBACCO--1.09%

Philip Morris Cos., Inc.                                 22,200          969,696
UST, Inc.                                                 1,900           64,600
                                                                       1,034,296
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.12%

Genuine Parts Co.                                         1,900           66,253
W.W. Grainger, Inc.                                       1,000           50,100
                                                                         116,353
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.25%

AT&T Wireless Services, Inc.*                            28,200     $    164,970
Nextel Communications, Inc.*                              8,900           28,569
Sprint Corp. (PCS Group)*                                10,400           46,488
                                                                         240,027
--------------------------------------------------------------------------------
Total Investments (cost--$126,134,812)--100.10%                       94,527,153
--------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.10)%                           (97,848)
Net Assets--100.00%                                                 $ 94,429,305
--------------------------------------------------------------------------------

*   Non-income producing security.
(1) Security, or portion thereof, was on loan at June 30, 2002.
(2) Includes 500 Contingent Value Obligations valued at zero.
ADR American Depositary Receipt.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2002 (UNAUDITED)

ASSETS

Investments in securities, at value (cost--$126,134,812)*           $ 94,527,153
Investments of cash collateral received for securities loaned,
  at value (cost--$633,000)                                              633,000
Receivable for investments sold                                          406,463
Dividends and interest receivable                                        113,385
Other assets                                                               2,160
Total assets                                                          95,682,161
LIABILITIES

Payable for cash collateral for securities loaned                        633,000
Payable to custodian                                                     404,128
Payable to affiliates                                                     55,336
Accrued expenses and other liabilities                                   160,392
Total liabilities                                                      1,252,856
NET ASSETS

Beneficial interest--$0.001 par value (unlimited amount authorized)  135,669,612
Accumulated undistributed net investment income                          289,703
Accumulated net realized losses from investment transactions          (9,922,351)
Net unrealized depreciation of investments                           (31,607,659)
Net assets                                                          $ 94,429,305
--------------------------------------------------------------------------------
CLASS H:

Net assets                                                          $ 24,482,719
Shares outstanding                                                     2,239,178
Net asset value, offering price and redemption value per share      $      10.93
CLASS I:

Net assets                                                          $ 69,946,586
Shares outstanding                                                     6,411,677
Net asset value, offering price and redemption value per share      $      10.91
--------------------------------------------------------------------------------

* Includes $610,606 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                                   JUNE 30, 2002
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $3,961)               $     762,872
Interest                                                                     222
                                                                         763,094
EXPENSES:
  Investment advisory and administration fees                            270,836
  Distribution fees--Class I                                              99,811
  Transfer agency and related services fees                                1,500
  Professional fees                                                       35,002
  Custody and accounting                                                  32,500
  Reports and notices to shareholders                                     25,491
  Trustees' fees                                                           3,490
  Other expenses                                                           4,353
Net expenses                                                             472,983
Net investment income                                                    290,111
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                      (3,715,500)
Net change in unrealized appreciation/depreciation of investments    (11,792,659)
Net realized and unrealized losses from investment activities        (15,508,159)
Net decrease in net assets resulting from operations               $ (15,218,048)
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX
                                                                    MONTHS ENDED                  FOR THE
                                                                   JUNE 30, 2002               YEAR ENDED
                                                                      (UNAUDITED)       DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $     290,111            $     609,500
Net realized losses from investment transactions                      (3,715,500)              (3,877,819)
Net change in unrealized appreciation/depreciation of
  investments                                                        (11,792,659)             (14,035,062)
Net decrease in net assets resulting from operations                 (15,218,048)             (17,303,381)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                                          (212,147)                (882,378)
Net investment income--Class I                                          (397,516)              (1,732,247)
Net realized gains from investment transactions--Class H                      --               (2,241,541)
Net realized gains from investment transactions--Class I                      --               (4,797,879)
                                                                        (609,663)              (9,654,045)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                   3,297,261               29,513,547
Cost of shares repurchased                                           (12,081,281)             (19,778,017)
Proceeds from dividends reinvested                                       609,663                9,654,045
Net increase (decrease) in net assets from
  beneficial interest transactions                                    (8,174,357)              19,389,575
Net decrease in net assets                                           (24,002,068)              (7,567,851)
NET ASSETS:
Beginning of period                                                  118,431,373              125,999,224
End of period (including accumulated undistributed
  net investment income of $289,703 and
  $609,255, respectively)                                          $  94,429,305            $ 118,431,373
---------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Fund"). The Fund is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

The Portfolio currently offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio's securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management
(US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2002, the Portfolio owed UBS Global AM $40,315 in investment advisory and administration fees.

For the six months ended June 30, 2002, the Portfolio did not pay any brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber (SM*)"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS Global AM pays the entire distribution fee to the insurance companies. At June 30, 2002, the Portfolio owed UBS Global AM $14,958 in distribution fees.

SECURITIES LENDING

The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. For the six months ended June 30, 2002, the Portfolio earned $1,391 for lending securities. The Portfolio's lending agent is UBS PaineWebber, which earned $469 in compensation from the Portfolio in that capacity for the six months ended June 30, 2002. At June 30, 2002, the Portfolio owed UBS PaineWebber $63 in compensation as securities lending agent.

----------
*UBS PaineWebber is a service mark of UBS AG.

At June 30, 2002, the Portfolio's custodian held cash and/or cash equivalents having an aggregate value of $633,000 as collateral for portfolio securities loaned having a market value of $610,606. The cash collateral was invested in the following money market funds:

NUMBER OF                                                              MARKET
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
   21,896   AIM Liquid Assets Portfolio                               $   21,896
  611,104   UBS Private Money Market Fund LLC                            611,104
            Total investments of cash collateral received for
              securities loaned (cost--$633,000)                      $  633,000
--------------------------------------------------------------------------------

BANK LINE OF CREDIT

The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2002, the Portfolio did not borrow under the Facility.

FEDERAL TAX STATUS

For federal income tax purposes, the cost of securities owned at June 30, 2002 was substantially the same as the cost of securities for financial statement purposes.

At June 30, 2002, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)   $   6,006,323
Gross depreciation (investments having an excess of cost over value)     (37,613,982)
------------------------------------------------------------------------------------
Net unrealized depreciation of investments                             $ (31,607,659)
------------------------------------------------------------------------------------

For the six months ended June 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $1,757,919 and $10,231,660, respectively.

The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

At December 31, 2001, the Portfolio had a capital loss carryforward of $863,515 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. The capital loss carryforward will expire by December 31, 2009. To the extent that such losses are used to offset future capital gains, it is possible that such gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer $1,481,862 of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on January 1, 2002.

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  CLASS H                      CLASS I
FOR THE SIX MONTHS ENDED   --------------------------------------------------
JUNE 30, 2002:              SHARES       AMOUNT        SHARES       AMOUNT
-----------------------------------------------------------------------------
Shares sold                  12,478  $    153,311      256,441   $  3,143,950
Shares repurchased         (351,244)   (4,346,163)    (641,595)    (7,735,118)
Dividends reinvested         17,094       212,147       32,084        397,516
Net decrease               (321,672) $ (3,980,705)    (353,070)  $ (4,193,652)
-----------------------------------------------------------------------------

FOR THE YEAR ENDED
DECEMBER 31, 2001:
-----------------------------------------------------------------------------
Shares sold                 226,260  $  3,370,565    1,906,639   $ 26,142,982
Shares repurchased         (510,105)   (6,617,891)  (1,018,394)   (13,160,126)
Dividends reinvested        241,229     3,123,919      505,036      6,530,126
Net increase (decrease)     (42,616) $   (123,407)   1,393,281   $ 19,512,982
-----------------------------------------------------------------------------

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                               CLASS H
                      ----------------------------------------------------------------
                                                                       FOR THE PERIOD
                         FOR THE SIX        FOR THE YEARS ENDED         SEPTEMBER 28,
                         MONTHS ENDED          DECEMBER 31,             1998+ THROUGH
                        JUNE 30, 2002   ----------------------------     DECEMBER 31,
                        (UNAUDITED)       2001      2000      1999           1998
--------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $ 12.73    $ 15.83   $ 16.49    $ 14.91          $ 12.00
Net investment income           0.04@      0.08      0.40@      0.11@            0.02
Net realized and
  unrealized gains
  (losses) from
  investments                  (1.75)@    (2.02)    (0.71)@     2.64@            2.99
Net increase (decrease)
  from investment
  operations                   (1.71)     (1.94)    (0.31)      2.75             3.01
Dividends from net
  investment income            (0.09)     (0.33)    (0.01)     (0.06)           (0.02)
Distributions from net
  realized gains from
  investment transactions         --      (0.83)    (0.34)     (1.11)           (0.08)
Total dividends and
  distributions to
  shareholders                 (0.09)     (1.16)    (0.35)     (1.17)           (0.10)
NET ASSET VALUE,
  END OF PERIOD              $ 10.93    $ 12.73   $ 15.83    $ 16.49          $ 14.91
TOTAL INVESTMENT RETURN(1)    (13.50)%   (12.39)%   (1.93)%    18.43%           24.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)      $24,483    $32,607   $41,212    $36,714          $22,494
Expenses to average
  net assets, before
  waivers from advisor          0.69%*     0.67%     0.73%      0.74%            0.95%*
Expenses to average
  net assets, net of
  waivers from advisor          0.69%*     0.67%     0.72%      0.74%            0.95%*
Net investment income
  to average net assets,
  before waivers from
  advisor                       0.72%*     0.67%     2.49%      0.71%            0.77%*
Net investment income
  to average net assets,
  net of waivers from           0.72%*     0.67%     2.50%      0.71%            0.77%*
  advisor
Portfolio turnover                 2%        10%      166%       110%               6%
--------------------------------------------------------------------------------------

+  Commencement of operations.
++ Commencement of issuance of shares.
*  Annualized.
@  Calculated using the average monthly shares outstanding for the period.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

                                                 CLASS I
                          ---------------------------------------------------------
                                                                   FOR THE PERIOD
                           FOR THE SIX     FOR THE YEARS ENDED    JANUARY 5, 1999++
                           MONTHS ENDED       DECEMBER 31,             THROUGH
                          JUNE 30, 2002   ---------------------     DECEMBER 31,
                           (UNAUDITED)      2001         2000            1999
-----------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $ 12.69      $ 15.78      $ 16.48             $ 14.89
Net investment income           0.03@        0.04         0.36@               0.11@
Net realized and
  unrealized gains
  (losses) from
  investments                  (1.75)@      (2.00)       (0.71)@              2.65@
Net increase (decrease)
  from investment
  operations                   (1.72)       (1.96)       (0.35)               2.76
Dividends from net
  investment income            (0.06)       (0.30)       (0.01)              (0.06)
Distributions from net
  realized gains from
  investment transactions         --        (0.83)       (0.34)              (1.11)
Total dividends and
  distributions to
  shareholders                 (0.06)       (1.13)       (0.35)              (1.17)
NET ASSET VALUE,
  END OF PERIOD              $ 10.91      $ 12.69      $ 15.78             $ 16.48
TOTAL INVESTMENT RETURN(1)    (13.61)%     (12.55)%      (2.18)%             18.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)      $69,946      $85,825      $84,787             $54,413
Expenses to average
  net assets, before
  waivers from advisor          0.94%*       0.92%        0.98%               0.99%*
Expenses to average
  net assets, net of
  waivers from advisor          0.94%*       0.92%        0.94%               0.74%*
Net investment income
  to average net assets,
  before waivers from
  advisor                       0.47%*       0.42%        2.23%               0.56%*
Net investment income
  to average net assets,
  net of waivers from
  advisor                       0.47%*       0.42%        2.27%               0.81%*
Portfolio turnover                 2%          10%         166%                110%
-----------------------------------------------------------------------------------

[UBS LOGO]                                                           Presorted
                                                                     Standard
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   51 West 52nd Street                                                  PAID
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